Schedule of average estimated useful life (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	27 years	27 years